WARRANTS	12 Months Ended
Jun. 30, 2021
WARRANTS
25. WARRANTS
25.	WARRANTS

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2019	8,375,000	$0.93	1.05
Issued	8,424,500	0.33	2.23
Forfeited	(750,000)	2.00	0.00
Expired	(5,800,000)	0.62	0.00
June 30, 2020	10,249,500	0.53	2.00
Issued	6,790,000	0.35	1.97
Expired	(1,450,000)	1.29	0.00
June 30, 2021	15,589,500	$0.38	1.30

During the year ended June 30, 2021:

•	the Company issued 6,790,000 common share purchase warrants in to employees and directors, for the amendment of promissory notes payable, and a convertible debenture financing;
•	1,450,000 common share purchase warrants expired, unexercised; and
•	No common share warrants were forfeited or cancelled.

The fair value of these issued warrants of was determined using the Black-Scholes Option Pricing Model with the following range of assumptions:

Stock price	$0.19-0.35
Risk-free interest rate	0.26-0.32%
Expected life	1-3 years
Estimated volatility in the market price of the common shares	87-89%
Dividend yield	nil

During the year ended June 30, 2020:

•	the Company issued 8,424,500 common share purchase warrants in consideration for convertible debenture financings, certain service providers and promissory notes;
•	5,800,000 common share purchase warrants expired, unexercised;
•	750,000 common share purchase warrants were forfeited; and
•	No common share warrants were cancelled.

Stock price	$0.19-0.30
Risk-free interest rate	0.42-1.37%
Expected life	2-3years
Estimated volatility in the market price of the common shares	117-124%
Dividend yield	nil

During the year ended June 30, 2021, the Company expensed $941,854 (June 30, 2020 – $179,362; June 30, 2019 – $1,413,919) in the fair value of warrants as a result of the issuances which have been recorded as share based compensation.